Disaggregated Revenues (Details) - Schedule of Geographical Information - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregated Revenues (Details) - Schedule of Geographical Information [Line Items]
Total revenues	$ 2,686,902	$ 2,138,622	$ 5,136,153	$ 5,944,190	$ 4,118,120
HK SAR [Member]
Disaggregated Revenues (Details) - Schedule of Geographical Information [Line Items]
Total revenues	3,077		34,038
Kyrgyzstan [Member]
Disaggregated Revenues (Details) - Schedule of Geographical Information [Line Items]
Total revenues	1,267,983	1,426,592	3,123,593	5,060,973	3,110,483
Cambodia [Member]
Disaggregated Revenues (Details) - Schedule of Geographical Information [Line Items]
Total revenues	306,326	270,655	621,619	377,608	313,737
Thailand [Member]
Disaggregated Revenues (Details) - Schedule of Geographical Information [Line Items]
Total revenues	$ 1,109,516	$ 441,375	$ 1,356,903	$ 505,609	$ 693,900